Capital Management - Summary of Calculation of Net Income Basic and Diluted EPS (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [abstract]
Profit attributable to equity shareholders (U.S. Dollars)		$ 51,824,729	$ 26,782,000	$ 141,265,277	$ 90,734,000
Weighted average number of common shares		293,841,049	282,212,297	289,680,047	291,582,333
Adjustments for calculation of diluted earnings per share	[1]	8,274,836	14,108,758	11,970,674	15,154,672
Weighted average number of ordinary shares for calculating diluted earnings per share*		302,115,885	296,321,055	301,650,721	306,737,005
Basic earnings per share		$ 0.18	$ 0.09	$ 0.49	$ 0.31
Diluted earnings per share		$ 0.17	$ 0.09	$ 0.47	$ 0.3

[1]	For the nine months ended September 30, 2025, the adjustment corresponds to the dilutive effect of i) 4,418,445 average shares related to share-based payment warrants; and ii) 7,552,229 average shares related to share-based payment plans with employees (8,161,828 and 6,992,844 respectively for the nine months ended September 30, 2024). For the three months ended September 30, 2025, the adjustment corresponds to the dilutive effect of i) 196,969 average shares related to share-based payment warrants described in Note 2.11.2. Warrants contracts to the Annual Financial Statements for the year ended December 31, 2024; and ii) 8,077,867 average shares related to share-based payment plans with employees (7,805,921 and 6,302,837 respectively for the three months ended September 30, 2024).